Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	£ 1,780	£ 1,757
Right of use assets	122	142
Intangible assets	26,855	28,436
Deferred tax assets	265	220
Post-employment benefit assets	36	25
Derivative financial instruments	65	44
Other non-current assets	114	132
Total non-current assets	29,237	30,756
Current assets
Inventories	1,408	1,348
Trade and other receivables	1,856	1,881
Cash and cash equivalents	1,044	684
Derivative financial instruments	23	50
Current tax receivables	91	96
Assets held for sale	396
Total current assets	4,818	4,059
Total assets	34,055	34,815
Current liabilities
Short-term borrowings	(656)	(437)
Trade and other payables	(3,526)	(3,621)
Derivative financial instruments	(40)	(31)
Current tax payables	(288)	(210)
Short-term provisions	(130)	(71)
Total current liabilities	(4,640)	(4,370)
Non-current liabilities
Long-term borrowings	(8,800)	(10,003)
Deferred tax liabilities	(3,487)	(3,601)
Post-employment benefit obligations	(157)	(161)
Derivative financial instruments	(150)	(175)
Long-term provisions	(39)	(26)
Other non-current liabilities	(53)	(22)
Total non-current liabilities	(12,686)	(13,988)
Total liabilities	(17,326)	(18,358)
Net assets	16,729	16,457
Equity
Share capital	92	92
Other reserves	(10,960)	(10,491)
Retained earnings	27,474	26,730
Shareholders' equity	16,606	16,331
Non-controlling interests	123	126
Total equity	£ 16,729	£ 16,457